UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 July 24, 2007

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	$523,380

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    19096   371521 SH       SOLE                   369961              1560
                                                              2986    58100 SH       OTHER                   52360              5740
ALCON INC COM SHS              COM              H01301102    12881    95479 SH       SOLE                    94989               490
                                                              1876    13905 SH       OTHER                   13905
ALLSTATE CORP                  COM              020002101      529     8600 SH       SOLE                     8600
                                                              1845    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    20345   290518 SH       SOLE                   289320              1198
                                                              3509    50109 SH       OTHER                   48323              1786
AMGEN INC                      COM              031162100     8786   158905 SH       SOLE                   157865              1040
                                                              1350    24420 SH       OTHER                   24420
AUTOMATIC DATA                 COM              053015103    18126   373962 SH       SOLE                   372312              1650
                                                              4113    84861 SH       OTHER                   76161              8700
BANK NEW YORK INC              COM              064057102    21697   523565 SH       SOLE                   521635              1930
                                                             11379   274578 SH       OTHER                  145128            129450
BARD (C.R.) INC.               COM              067383109    16519   199918 SH       SOLE                   198958               960
                                                              2450    29655 SH       OTHER                   29455               200
BROADRIDGE FINL SOLUTI COM     COM              11133T103       80     4191 SH       SOLE                     4191
                                                               126     6578 SH       OTHER                    6578
COCA COLA                      COM              191216100      293     5600 SH       SOLE                     5600
                                                               209     4000 SH       OTHER                    4000
COLGATE PALMOLIVE CO           COM              194162103      571     8800 SH       SOLE                     8800
COSTCO WHOLESALE CORP NEW      COM              22160K105    16955   289733 SH       SOLE                   288728              1005
                                                              2005    34260 SH       OTHER                   33560               700
DELL INC.                      COM              24702R101    15096   528774 SH       SOLE                   526384              2390
                                                              2254    78960 SH       OTHER                   78060               900
EBAY INC                       COM              278642103    16786   521629 SH       SOLE                   519279              2350
                                                              3010    93535 SH       OTHER                   88835              4700
ECOLAB INC                     COM              278865100    15505   363104 SH       SOLE                   361584              1520
                                                              2048    47970 SH       OTHER                   47570               400
EMC CORP-MASS                  COM              268648102    14951   825999 SH       SOLE                   820999              5000
                                                              1824   100755 SH       OTHER                  100755
FASTENAL CO                    COM              311900104      366     8750 SH       SOLE                     8750
                                                                29      700 SH       OTHER                                       700
GENERAL ELECTRIC CO            COM              369604103    15876   414725 SH       SOLE                   412370              2355
                                                              2571    67155 SH       OTHER                   66730               425
GENTEX CORP                    COM              371901109    14096   715892 SH       SOLE                   711852              4040
                                                              1870    94975 SH       OTHER                   88075              6900
HARLEY-DAVIDSON INC            COM              412822108    18208   305456 SH       SOLE                   304321              1135
                                                              2824    47370 SH       OTHER                   43970              3400
INTEL CORP                     COM              458140100    18026   759311 SH       SOLE                   756011              3300
                                                              5347   225225 SH       OTHER                  195925             29300
JOHNSON & JOHNSON              COM              478160104    13057   211889 SH       SOLE                   211229               660
                                                              2995    48610 SH       OTHER                   40610              8000
MEDTRONIC INC                  COM              585055106    18689   360370 SH       SOLE                   359020              1350
                                                              2697    52010 SH       OTHER                   51610               400
MGIC INVT CORP WIS             COM              552848103      154     2700 SH       SOLE                     2700
                                                               569    10000 SH       OTHER                   10000
MICROCHIP TECHNOLOGY           COM              595017104     9198   248330 SH       SOLE                   247360               970
                                                              1479    39920 SH       OTHER                   39520               400
MICROSOFT CORP                 COM              594918104    21921   743858 SH       SOLE                   740568              3290
                                                              7280   247018 SH       OTHER                  211318             35700
OMNICOM GROUP INC              COM              681919106    15039   284189 SH       SOLE                   283089              1100
                                                              2236    42250 SH       OTHER                   41850               400
PROCTER & GAMBLE CO COM        COM              742718109    14988   244941 SH       SOLE                   243741              1200
                                                              1997    32635 SH       OTHER                   32235               400
SLM CORPORATION                COM              78442P106     8952   155471 SH       SOLE                   154661               810
                                                              1627    28260 SH       OTHER                   26460              1800
STATE STREET CORP              COM              857477103    15892   232338 SH       SOLE                   231208              1130
                                                              2133    31180 SH       OTHER                   30980               200
UNITED HEALTH GROUP INC        COM              91324P102    14495   283428 SH       SOLE                   282218              1210
                                                              2121    41480 SH       OTHER                   41080               400
WALGREEN CO COM                COM              931422109    17589   403982 SH       SOLE                   402382              1600
                                                              2580    59260 SH       OTHER                   55360              3900
XTO ENERGY INC COM             COM              98385X106    23643   393399 SH       SOLE                   391899              1500
                                                              3636    60505 SH       OTHER                   59505              1000